Operating Leases - Schedule of Operating Lease (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)
Schedule of Operating Lease [Line Items]
Office and warehouse	$ 348,340		$ 341,730
Less: accumulated amortization	(199,062)		(165,082)
Total operating lease liabilities, net	149,278	¥ 1,062,713	176,648
Total operating lease liabilities	149,278	¥ 1,062,713	176,648
Office and warehouse [Member]
Schedule of Operating Lease [Line Items]
Total operating lease liabilities, net	149,278		176,648
Total operating lease liabilities	149,278		176,648
Related Party [Member]
Schedule of Operating Lease [Line Items]
Total right-of-use assets, net	149,278		176,648
Total operating lease liabilities, net			176,648	$ 149,278
Non-current portion of operating lease liabilities – related party	85,161		115,419	85,160
Current portion of operating lease liabilities – related party	$ 64,118		61,229	64,118
Total operating lease liabilities			$ 176,648	$ 149,278